Nuveen Credit Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 101.4%
X 46,880,195 CORPORATE BONDS - 60.8%
X 46,880,195
Aerospace & Defense - 1.6%
$ 500 Bombardier Inc, 144A 7.500% 2/01/29 B $ 485,440
200 Embraer Netherlands Finance BV, 144A 6.950% 1/17/28 BB+ 199,137
515 TransDigm Inc, 144A 6.750% 8/15/28 Ba3 515,593
Total Aerospace & Defense 1,200,170
Air Freight & Logistics - 0.3%
300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 260,261
Total Air Freight & Logistics 260,261
Automobile Components - 2.1%
515 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 B+ 515,000
500 Dana Inc 4.500% 2/15/32 BB+ 401,090
250 Goodyear Tire & Rubber Co/The (3) 5.250% 7/15/31 BB- 217,470
500 IHO Verwaltungs GmbH, 144A , (cash 4.750%, PIK
5.500%)
4.750% 9/15/26 Ba2 450,441
Total Automobile Components 1,584,001
Automobiles - 1.7%
230 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 231,637
340 Ford Motor Credit Co LLC 6.800% 5/12/28 BB+ 336,474
750 Ford Motor Credit Co LLC (SOFR reference rate +
2.950% spread) (4)
7.526% 3/06/26 BB+ 746,671
Total Automobiles 1,314,782
Beverages - 0.6%
500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 430,075
Total Beverages 430,075
Biotechnology - 0.1%
110 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 B 60,458
Total Biotechnology 60,458
Broadline Retail - 0.6%
500 JSM Global Sarl, 144A (5) 4.750% 10/20/30 C 86,088
600 Kohl's Corp 4.625% 5/01/31 BBB- 390,672
Total Broadline Retail 476,760
Capital Markets - 1.4%
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 220,780
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 BB 412,079
500 NFP Corp, 144A 6.875% 8/15/28 CCC+ 414,666
Total Capital Markets 1,047,525
Chemicals - 3.4%
300 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 225,993
240 Avient Corp, 144A 7.125% 8/01/30 BB- 242,316
250 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 198,482
250 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B- 200,479
200 Sasol Financing USA LLC, 144A 8.750% 5/03/29 BB+ 191,514
385 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 Ba3 375,884
750 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B3 590,625

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals (continued)
$ 200 Tronox Inc, 144A 4.625% 3/15/29 BB- $ 162,337
475 WR Grace Holdings LLC, 144A 7.375% 3/01/31 BB+ 465,500
Total Chemicals 2,653,130
Commercial Services & Supplies - 1.4%
500 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 414,495
500 Garda World Security Corp, 144A 4.625% 2/15/27 BB 456,639
250 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B 229,621
Total Commercial Services & Supplies 1,100,755
Communications Equipment - 1.4%
250 Commscope Inc, 144A 6.000% 3/01/26 B1 234,753
400 CommScope Technologies LLC, 144A 6.000% 6/15/25 CCC+ 375,943
500 Viasat Inc, 144A 5.625% 9/15/25 B+ 480,400
Total Communications Equipment 1,091,096
Construction Materials - 0.4%
200 Cemex SAB de CV, 144A 9.125% 12/30/49 BB- 200,740
200 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 B+ 135,053
Total Construction Materials 335,793
Consumer Finance - 0.6%
535 Navient Corp 5.500% 3/15/29 Ba3 442,712
Total Consumer Finance 442,712
Consumer Staples Distribution & Retail - 1.1%
350 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 BB 347,812
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB 488,365
Total Consumer Staples Distribution & Retail 836,177
Containers & Packaging - 1.5%
300 LABL Inc, 144A 5.875% 11/01/28 B2 269,625
350 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 346,892
220 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 B+ 223,850
285 Trident TPI Holdings Inc, 144A 12.750% 12/31/28 CCC+ 291,412
Total Containers & Packaging 1,131,779
Diversified Telecommunication Services - 2.4%
350 Altice France SA/France, 144A 8.125% 2/01/27 B2 301,629
425 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 350,192
500 Frontier Communications Holdings LLC (3) 5.875% 11/01/29 CCC+ 350,115
500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 350,886
385 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 362,462
200 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 158,314
Total Diversified Telecommunication Services 1,873,598
Electric Utilities - 1.4%
175 Edison International 5.375% 9/15/71 BB+ 153,195
315 NRG Energy Inc, 144A 7.000% 3/15/33 BBB- 317,821
610 Talen Energy Supply LLC, 144A 8.625% 6/01/30 BB+ 620,858
Total Electric Utilities 1,091,874

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electronic Equipment, Instruments & Components - 0.6%
$ 500 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ $ 430,105
Total Electronic Equipment, Instruments & Components 430,105
Energy Equipment & Services - 0.4%
300 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B2 303,804
Total Energy Equipment & Services 303,804
Entertainment - 0.0%
250 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 10,504
Total Entertainment 10,504
Financial Services - 0.0%
2 Putnam RE PTE Ltd2020 A, 144A (5),(6) 10.858% 6/07/24 N/R 0
Total Financial Services 0
Gas Utilities - 0.9%
500 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 454,800
250 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 208,195
Total Gas Utilities 662,995
Ground Transportation - 0.2%
200 Transnet SOC Ltd, 144A (3) 8.250% 2/06/28 BB- 191,386
Total Ground Transportation 191,386
Health Care Providers & Services - 3.1%
300 AdaptHealth LLC, 144A 5.125% 3/01/30 B1 233,349
500 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 BB- 375,559
500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 359,264
500 DaVita Inc, 144A 4.625% 6/01/30 B+ 428,223
320 IQVIA Inc, 144A 6.500% 5/15/30 BB 325,411
500 Pediatrix Medical Group Inc, 144A (3) 5.375% 2/15/30 BB- 460,000
250 Tenet Healthcare Corp (3) 6.125% 10/01/28 B+ 236,951
Total Health Care Providers & Services 2,418,757
Health Care REITs - 0.3%
300 MPT Operating Partnership LP / MPT Finance Corp (3) 5.000% 10/15/27 BB+ 246,385
Total Health Care REITs 246,385
Hotels, Restaurants & Leisure - 5.3%
300 Arcos Dorados BV, 144A 6.125% 5/27/29 BB+ 293,088
485 Caesars Entertainment Inc, 144A 7.000% 2/15/30 Ba3 487,224
700 Carnival Corp, 144A 10.500% 2/01/26 BB- 727,389
300 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 281,192
250 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 231,284
500 Cinemark USA Inc, 144A 5.875% 3/15/26 B+ 475,000
400 Fortune Star BVI Ltd , Reg S 6.750% 7/02/23 BB- 392,200
250 Life Time Inc, 144A 5.750% 1/15/26 BB- 242,184
300 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 272,144
345 NCL Corp Ltd, 144A 8.375% 2/01/28 BB- 356,822
150 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 B+ 151,339
250 Wynn Macau Ltd, 144A 5.625% 8/26/28 B+ 210,625
Total Hotels, Restaurants & Leisure 4,120,491
Household Durables - 0.5%
500 Newell Brands Inc 5.750% 4/01/46 BB+ 364,307
Total Household Durables 364,307

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 0.3%
$ 300 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- $ 192,339
Total Independent Power Producers & Energy Traders 192,339
Insurance - 1.2%
400 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 CCC+ 379,010
370 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 362,982
250 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 216,289
Total Insurance 958,281
IT Services - 0.9%
350 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 284,375
500 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B1 398,648
Total IT Services 683,023
Media - 6.5%
400 Altice Financing SA, 144A 5.000% 1/15/28 B 312,537
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 454,406
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 466,335
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 BB+ 717,865
300 CSC Holdings LLC, 144A 4.125% 12/01/30 B1 208,248
265 CSC Holdings LLC, 144A 11.250% 5/15/28 B1 251,088
125 CSC Holdings LLC (3) 5.250% 6/01/24 CCC+ 115,905
500 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 440,409
700 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 669,975
300 iHeartCommunications Inc, 144A (3) 5.250% 8/15/27 BB- 210,670
225 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 186,501
250 UPC Holding BV, 144A 5.500% 1/15/28 B 219,375
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 179,758
750 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 596,524
Total Media 5,029,596
Metals & Mining - 2.3%
500 Cleveland-Cliffs Inc, 144A 6.750% 4/15/30 BB- 472,251
280 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 264,249
265 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 265,771
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 346,294
520 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 428,111
Total Metals & Mining 1,776,676
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
500 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 412,330
Total Mortgage Real Estate Investment Trusts (REITs) 412,330
Oil, Gas & Consumable Fuels - 9.0%
300 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 275,806
540 Baytex Energy Corp, 144A 8.500% 4/30/30 BB- 527,748
285 Callon Petroleum Co, 144A 7.500% 6/15/30 BB- 264,261
415 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 395,288
380 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 314,679
490 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 462,094
150 Ecopetrol SA 8.875% 1/13/33 Baa3 146,683
360 EnLink Midstream LLC, 144A 6.500% 9/01/30 BBB- 357,774

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 500 EQM Midstream Partners LP 6.500% 7/15/48 BB $ 408,440
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 243,507
315 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 B 309,772
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 181,032
175 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 155,755
300 KazMunayGas National Co JSC, 144A 5.375% 4/24/30 Baa2 271,313
350 Leviathan Bond Ltd, 144A , Reg S 6.500% 6/30/27 BB 332,423
335 Matador Resources Co, 144A 6.875% 4/15/28 BB- 332,260
250 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 219,095
350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 334,418
370 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 319,865
300 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 238,699
300 Petroleos Mexicanos, 144A (3) 10.000% 2/07/33 BBB 269,076
300 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 280,961
330 Venture Global LNG Inc, 144A 8.125% 6/01/28 BB 331,650
Total Oil, Gas & Consumable Fuels 6,972,599
Passenger Airlines - 1.0%
265 American Airlines Inc, 144A 7.250% 2/15/28 Ba3 259,307
150 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 164,308
350 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 317,045
Total Passenger Airlines 740,660
Personal Care Products - 0.6%
500 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
7.000% 12/31/27 CCC 429,215
Total Personal Care Products 429,215
Pharmaceuticals - 0.3%
400 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B 241,240
Total Pharmaceuticals 241,240
Professional Services - 0.7%
250 ASGN Inc, 144A 4.625% 5/15/28 BB- 225,265
300 Verscend Escrow Corp, 144A 9.750% 8/15/26 CCC+ 300,655
Total Professional Services 525,920
Real Estate Management & Development - 0.4%
400 Realogy Group LLC / Realogy Co-Issuer Corp, 144A (3) 5.250% 4/15/30 B 277,470
Total Real Estate Management & Development 277,470
Software - 0.3%
250 Gen Digital Inc, 144A 6.750% 9/30/27 BB+ 249,714
Total Software 249,714
Specialized REITs - 0.5%
190 Iron Mountain Inc, 144A 7.000% 2/15/29 BB- 189,328
190 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 184,343
Total Specialized REITs 373,671
Specialty Retail - 1.3%
250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 208,474
650 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 399,386
500 Staples Inc, 144A 7.500% 4/15/26 B 410,987
Total Specialty Retail 1,018,847

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Textiles - 0.4%
$ 270 Hanesbrands Inc, 144A (3) 9.000% 2/15/31 BB- $ 270,029
Total Textiles 270,029
Trading Companies & Distributors - 1.1%
445 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 399,045
250 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 216,187
250 Ashtead Capital Inc, 144A 5.550% 5/30/33 BBB 242,175
Total Trading Companies & Distributors 857,407
Wireless Telecommunication Services - 0.2%
200 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 B+ 191,498
Total Wireless Telecommunication Services 191,498
Total Corporate Bonds
(cost $50,435,630) 46,880,195
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X17,424,729.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 22.6%
X 17,424,729
450 Adams Outdoor Advertising LP, 2018 1, 144A 7.356% 11/15/48 BB $ 405,984
750 Affirm Asset Securitization Trust 2021-B, 2021 B, 144A 2.540% 8/17/26 N/R 677,547
1,000 Ashford Hospitality Trust 2018-KEYS, (1-Month LIBOR
reference rate + 2.750% spread), 2018 KEYS, 144A(4)
2.860% 6/15/35 Baa3 940,557
3 Carvana Auto Receivables Trust 2021-P2, 2021 P2, 144A 0.000% 5/10/28 N/R 672,500
1,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 N/R 687,387
900 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 BB- 652,677
485 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 BB 368,752
1,000 Connecticut Avenue Securities Trust 2021-R01,
(SOFR30A reference rate + 6.000% spread), 2021 R01,
144A(4)
10.973% 10/25/41 N/R 943,181
850 Connecticut Avenue Securities Trust 2022-R01,
(SOFR30A reference rate + 6.000% spread), 2022 R01,
144A(4)
10.973% 12/25/41 N/R 795,288
1,000 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 4.500% spread), 2022 R05,
144A(4)
6.014% 4/25/42 Ba2 996,418
500 Connecticut Avenue Securities Trust 2022-R09,
(SOFR30A reference rate + 4.750% spread), 2022 R09,
144A(4)
9.731% 9/25/42 Baa3 519,457
500 Elmwood CLO 16 Ltd, (TSFR3M reference rate + 7.220%
spread), 2022 3A, 144A(4)
12.268% 4/20/34 BB- 485,271
436 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.238% 7/25/51 N/R 297,576
1,000 Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A(4)
12.473% 10/25/41 N/R 948,043
1,000 Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1, 144A(4)
12.073% 1/25/42 N/R 910,233
650 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A(4)
9.723% 2/25/42 B+ 632,583
500 GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.500% spread), 2021 11A,
144A(4)
8.563% 10/20/34 B- 388,799
800 JPMBB Commercial Mortgage Securities Trust 2014-
C22, 2014 C22
4.547% 9/15/47 BBB 649,433
1,284 Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 N/R 516,877
1,455 Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 N/R 1,020,224
436 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 N/R 414,914
1,000 Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate
+ 5.300% spread), 2023 1A, 144A(4)
10.027% 1/20/36 BBB- 1,010,479
250 Purchasing Power Funding 2021-A LLC, 2021 A, 144A 4.370% 10/15/25 N/R 233,859
750 Thayer Park CLO Ltd, (3-Month LIBOR reference rate +
8.870% spread), 2017 1A, 144A(4)
1.000% 4/20/34 B- 611,252

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X17,424,729.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,000 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 B $ 795,677
927 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 N/R 849,761
Total Asset-Backed and Mortgage-Backed Securities
(cost $19,775,746) 17,424,729
Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
X 7,653,610 VARIABLE RATE SENIOR LOAN INTERESTS - 9.9% (7)
X 7,653,610
Beverages - 0.3%
$ 492 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC $ 243,787
Total Beverages 243,787
Chemicals - 0.5%
280 Herens US Holdco Corp,
Term Loan , (WI/DD)
TBD TBD TBD TBD B2 242,235
176 Lonza Group AG, Term Loan
B, First Lien
9.159% 3-Month LIBOR 4.000% 7/03/28 N/R 152,369
Total Chemicals 394,604
Commercial Services & Supplies - 0.9%
216 Gopher Resource, LLC, Term
Loan, First Lien
8.404% 1-Month LIBOR 3.250% 1/28/25 CCC+ 172,411
496 Prime Security Services
Borrower, LLC, Term Loan
7.844% 1-Month LIBOR 2.750% 9/23/26 BB 493,722
Total Commercial Services & Supplies 666,133
Communications Equipment - 0.6%
497 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B 493,976
Total Communications Equipment 493,976
Construction & Engineering - 0.6%
492 Aegion Corporation, Term
Loan
9.904% 1-Month LIBOR 4.750% 5/17/28 B2 484,496
Total Construction & Engineering 484,496
Diversified Consumer Services - 0.1%
195 TMK Hawk Parent Corp.,
Term Loan B
8.462% 3-Month LIBOR 3.500% 8/30/24 CC 111,394
Total Diversified Consumer Services 111,394
Entertainment - 0.0%
36 Diamond Sports Group, LLC,
Term Loan
13.064% SOFR90A 8.150% 5/19/26 N/R 27,631
Total Entertainment 27,631
Health Care Equipment & Supplies - 1.3%
496 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 480,819
500 Medline Borrower, LP, Term
Loan B
8.404% 1-Month LIBOR 3.250% 10/21/28 BB- 484,769
Total Health Care Equipment & Supplies 965,588

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
Health Care Providers & Services - 0.6%
$ 1 Da Vinci Purchaser Corp.,
Term Loan
9.476% 3-Month LIBOR 4.000% 11/26/26 B $ 843
2 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 2,209
496 Parexel International
Corporation, Term Loan, First
Lien
8.404% 1-Month LIBOR 3.250% 11/15/28 B1 480,706
2 US Radiology Specialists,
Inc., Term Loan
10.503% SOFR30A 5.250% 12/15/27 B- 1,737
Total Health Care Providers & Services 485,495
Hotels, Restaurants & Leisure - 1.1%
186 Caesars Resort Collection,
LLC, Term Loan B, First Lien,
Term Loan , (WI/DD)
TBD TBD TBD TBD BB 184,882
484 ClubCorp Holdings, Inc.,
Term Loan B
7.904% 1-Month LIBOR 2.750% 9/18/24 B- 456,076
241 Life Time Fitness Inc , Term
Loan B
9.800% TSFR3M 4.500% 1/15/26 BB- 240,174
Total Hotels, Restaurants & Leisure 881,132
Insurance - 0.3%
250 Asurion LLC, Term Loan B3,
Second Lien
10.404% 1-Month LIBOR 5.250% 2/03/28 B 206,564
Total Insurance 206,564
Pharmaceuticals - 0.8%
592 Jazz Financing Lux S.a.r.l.,
Term Loan
8.654% 1-Month LIBOR 3.500% 5/05/28 BB+ 591,220
Total Pharmaceuticals 591,220
Real Estate Management & Development - 0.6%
264 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.503% SOFR30A 3.250% 1/31/30 BB 246,963
209 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.904% 1-Month LIBOR 2.750% 8/21/25 BB 203,634
Total Real Estate Management & Development 450,597
Software - 1.0%
493 Ceridian HCM Holding Inc.,
Term Loan B
7.763% 1 + 3 Month
LIBOR
2.500% 4/30/25 Ba3 491,442
249 Open Text Corporation,
Term Loan B
8.753% SOFR30A 3.500% 8/25/29 BBB- 249,167
Total Software 740,609
Specialty Retail - 0.7%
105 Belron Finance US LLC, Term
Loan
7.832% SOFR90A 2.750% 4/06/29 BBB- 104,738
418 PetSmart, Inc., Term Loan B 9.003% SOFR30A 3.750% 2/12/28 BB 412,552
Total Specialty Retail 517,290
Transportation Infrastructure - 0.5%
398 Brown Group Holding, LLC,
Term Loan B2
8.940% TSFR1M +
TSFR3M
3.750% 6/09/29 B+ 393,094
Total Transportation Infrastructure 393,094
Total Variable Rate Senior Loan Interests
(cost $8,070,198) 7,653,610

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,695,482 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3.5%
X 2,695,482
Automobiles - 0.3%
$ 225 General Motors Financial Co Inc 5.700% N/A (9) BB+ $ 196,868
Total Automobiles 196,868
Banks - 0.8%
300 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 254,328
150 Fifth Third Bancorp 4.500% N/A (9) Baa3 129,326
150 Huntington Bancshares Inc/OH 5.625% N/A (9) Baa3 132,375
70 PNC Financial Services Group Inc/The (3) 6.200% N/A (9) Baa2 64,706
80 PNC Financial Services Group Inc/The 5.000% N/A (9) Baa2 68,278
Total Banks 649,013
Consumer Finance - 0.6%
500 Ally Financial Inc 6.700% 2/14/33 Baa3 439,621
Total Consumer Finance 439,621
Electric Utilities - 0.3%
250 NRG Energy Inc, 144A 10.250% N/A (9) Ba3 236,875
Total Electric Utilities 236,875
Independent Power Producers & Energy Traders - 0.3%
275 Vistra Corp, 144A 7.000% N/A (9) Ba3 241,890
Total Independent Power Producers & Energy Traders 241,890
Insurance - 0.3%
310 Enstar Finance LLC 5.750% 9/01/40 BBB- 257,012
Total Insurance 257,012
Media - 0.3%
280 Paramount Global 6.375% 3/30/62 Baa3 224,347
Total Media 224,347
Oil, Gas & Consumable Fuels - 0.3%
235 Energy Transfer LP 6.500% N/A (9) BB 205,625
Total Oil, Gas & Consumable Fuels 205,625
Trading Companies & Distributors - 0.3%
250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 244,231
Total Trading Companies & Distributors 244,231
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,851,239) 2,695,482
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,387,217 SOVEREIGN DEBT - 3.1%
X 2,387,217
Angola - 0.4%
$ 400 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 335,396
Total Angola 335,396
Colombia - 0.2%
200 Colombia Government International Bond 7.500% 2/02/34 Baa2 191,619
Total Colombia 191,619
Costa Rica - 0.3%
200 Costa Rica Government International Bond , 144A 6.550% 4/03/34 BB- 201,950
Total Costa Rica 201,950

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Ecuador - 0.2%
$ 400 Ecuador Government International Bond , Reg S 2.500% 7/31/35 N/R $ 136,508
Total Ecuador 136,508
Hungary - 0.3%
200 Magyar Export-Import Bank Zrt , 144A 6.125% 12/04/27 BBB 198,464
Total Hungary 198,464
Jordan - 0.4%
300 Jordan Government International Bond , 144A 7.750% 1/15/28 BB- 300,960
Total Jordan 300,960
Morocco - 0.3%
210 Morocco Government International Bond , 144A 6.500% 9/08/33 BB+ 213,833
Total Morocco 213,833
Namibia - 0.3%
200 Namibia International Bonds , 144A 5.250% 10/29/25 B1 189,500
Total Namibia 189,500
Oman - 0.2%
200 Oman Government International Bond , 144A 6.500% 3/08/47 BB 182,309
Total Oman 182,309
Republic of Serbia - 0.2%
200 Serbia International Bond , 144A 6.250% 5/26/28 BB+ 198,094
Total Republic of Serbia 198,094
Senegal - 0.3%
300 Senegal Government International Bond , 144A 6.250% 5/23/33 Ba3 238,584
Total Senegal 238,584
Total Sovereign Debt
(cost $2,549,375) 2,387,217
Principal
Amount (000) Description (1),(10) Coupon Maturity Ratings (2) Value
X 918,181 CONTINGENT CAPITAL SECURITIES - 1.2%
X 918,181
Banks - 0.8%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (9) Ba2 $ 185,134
300 ING Groep NV 6.500% N/A (9) BBB 277,920
200 Societe Generale SA, 144A 8.000% N/A (9) BB 187,000
Total Banks 650,054
Capital Markets - 0.4%
350 Deutsche Bank AG 6.000% N/A (9) Ba2 268,127
Total Capital Markets 268,127
Total Contingent Capital Securities
(cost $985,024) 918,181
Shares   Description (1) Coupon Ratings (2) Value
X 192,726 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.3%
X 192,726
Oil, Gas & Consumable Fuels - 0.3%
7,660 NuStar Energy LP 12.262% B2 $ 192,726
Total Oil, Gas & Consumable Fuels 192,726
Total $25 Par (or similar) Retail Preferred
(cost $153,388) 192,726

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 313 COMMON STOCKS - 0.0%
X 313
Road & Rail - 0.0%
8,907 Jack Cooper Enterprises Inc (6),(11) $ 89
Total Road & Rail 89
Semiconductors & Semiconductor Equipment - 0.0%
130 Bright Bidco BV (6),(11) 224
Total Semiconductors & Semiconductor Equipment 224
Total Common Stocks
(cost $–) 313
Total Long-Term Investments
(cost $84,820,600) 78,152,453
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   4.2%
3,266,418 MONEY MARKET FUNDS - 4.2%
X 3,266,418
3,266,418 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
5.110%(13) $ 3,266,418
Total Money Market Funds
(cost $3,266,418) $ 3,266,418
Total Investments Purchased with Collateral from Securities Lending
(cost $3,266,418) 3,266,418
Total Investments
(cost $88,087,018 ) - 105.6% 81,418,871
Other Assets & Liabilities, Net -  (5.6)% (4,288,818)
Net Assets - 100% $ 77,130,053

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 46,880,195 $ – $ 46,880,195
Asset-Backed and Mortgage-Backed
Securities – 17,424,729 – 17,424,729
Variable Rate Senior Loan Interests – 7,653,610 – 7,653,610
$1,000 Par (or similar) Institutional
Preferred – 2,695,482 – 2,695,482
Sovereign Debt – 2,387,217 – 2,387,217
Contingent Capital Securities – 918,181 – 918,181
$25 Par (or similar) Retail Preferred 192,726 – – 192,726
Common Stocks – – 313 313
Investments Purchased with Collateral from
Securities Lending 3,266,418 – – 3,266,418
Total
$ 3,459,144 $ 77,959,414 $ 313 $ 81,418,871
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,123,287.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(9) Perpetual security. Maturity date is not applicable.
(10) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 96.4%
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 46.8%
X 308,877,990
$ 1,269 Aaset 2021-2 Trust, 2021 2A, 144A 2.798% 1/15/47 A1 $ 1,086,039
600 ACRE Commercial Mortgage 2021-FL4 Ltd, (1-Month
LIBOR reference rate + 2.600% spread), 2021 FL4,
144A(3)
7.711% 12/18/37 N/R 574,052
1,500 Adams Outdoor Advertising LP, 2018 1, 144A 7.356% 11/15/48 BB 1,353,280
1,525 Adams Outdoor Advertising LP, 2018 1, 144A 4.810% 11/15/48 A 1,448,159
750 Affirm Asset Securitization Trust 2021-B, 2021 B, 144A 2.540% 8/17/26 N/R 677,547
1,400 AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750%
spread), 2022 19A, 144A(3)
7.806% 7/21/35 AA 1,403,965
2,500 Alen 2021-ACEN Mortgage Trust, (1-Month LIBOR
reference rate + 4.000% spread), 2021 ACEN, 144A(3)
9.107% 4/15/34 BB- 1,615,818
636 Ameriquest Mortgage Securities Inc Asset Back Ser
2004-R1, (1-Month LIBOR reference rate + 0.600%
spread), 2004 R1(3)
2.788% 2/25/34 A 586,081
1,000 AMSR 2019-SFR1 Trust, 2019 SFR1, 144A 3.247% 1/19/39 A1 909,218
1,482 AMSR 2020-SFR1 Trust, 2020 SFR1, 144A 2.419% 4/17/37 Aa2 1,375,644
1,000 Angel Oak Mortgage Trust 2019-5, 2019 5, 144A 3.957% 10/25/49 BB+ 856,213
1,900 Angel Oak Mortgage Trust 2020-1, 2020 1, 144A 3.161% 12/25/59 A- 1,653,228
420 Arroyo Mortgage Trust 2019-3, 2019 3, 144A 3.416% 10/25/48 AA- 386,783
1,300 Ashford Hospitality Trust 2018-KEYS, (1-Month LIBOR
reference rate + 1.850% spread), 2018 KEYS, 144A(3)
6.958% 6/15/35 A3 1,239,821
850 Avis Budget Rental Car Funding AESOP LLC, 2021 1A,
144A
2.130% 8/20/27 BBB 739,756
2,000 BAMLL Commercial Mortgage Securities Trust 2022-
DKLX, (TSFR1M reference rate + 3.000% spread), 2022
DKLX, 144A(3)
8.060% 1/15/39 Baa3 1,917,257
1,115 BANK 2017-BNK5, 2017 BNK5 4.190% 6/15/60 A- 952,675
700 BANK 2017-BNK8, 2017 BNK8 4.095% 11/15/50 A- 559,229
2,700 BANK 2019-BNK18, 2019 BN18 4.214% 5/15/62 A- 2,092,102
2,500 BANK 2019-BNK21, 2019 BN21, 144A 2.500% 10/17/52 BBB 1,428,395
1,700 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.293% 2/15/51 A- 1,396,001
1,000 Benchmark 2019-B14 Mortgage Trust, 2019 B14, 144A 2.500% 12/15/62 BBB 573,771
1,500 Benchmark 2020-B18 Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 B- 1,292,047
1,000 Benchmark 2020-IG2 Mortgage Trust, 2020 IG2, 144A 2.791% 9/15/48 Aaa 813,308
1,000 Benchmark 2020-IG3 Mortgage Trust, 2020 IG3, 144A 3.536% 9/15/48 N/R 865,487
296 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 N/R 269,656
2,625 Boyce Park Clo Ltd, (TSFR3M reference rate + 3.100%
spread), 2022 1A, 144A(3)
8.156% 4/21/35 BBB- 2,325,199
1,275 BX Commercial Mortgage Trust 2019-XL, (1-Month
LIBOR reference rate + 2.114% spread), 2019 XL,
144A(3)
2.110% 10/15/36 N/R 1,242,800
1,622 BX Commercial Mortgage Trust 2021-XL2, (1-Month
LIBOR reference rate + 1.846% spread), 2021 XL2,
144A(3)
6.953% 10/15/38 N/R 1,542,153
1,095 BXP Trust 2017-CC, 2017 CC, 144A 3.552% 8/13/37 BBB- 794,096
1,500 BXP Trust 2021-601L, 2021 601L, 144A 2.775% 1/15/44 Baa3 920,654
494 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
3.100% 12/15/50 A 424,203
1,250 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
4.690% 12/15/50 BBB 1,080,690
1,150 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 BBB 1,021,678
633 CARS-DB5 LP, 2021 1A, 144A 1.920% 8/15/51 A+ 547,440
1,775 Carvana Auto Receivables Trust 2021-N4, 2021 N4 2.300% 9/11/28 A- 1,651,236
705 CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 A- 555,165
1,440 CD 2017-CD3 Mortgage Trust, 2017 CD3 3.984% 2/10/50 A 1,189,987
49 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 N/R 46,850
750 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 3.603% 4/15/52 N/R 686,967

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 675 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 A- $ 565,742
1,349 CF Hippolyta Issuer LLC, 2020 1, 144A 2.280% 7/15/60 A- 1,211,476
1,000 CIFC Funding 2018-II Ltd, (3-Month LIBOR reference rate
+ 2.850% spread), 2018 2A, 144A(3)
5.560% 4/20/31 Baa3 942,221
2,125 CIFC Funding 2020-I Ltd, (3-Month LIBOR reference rate
+ 3.100% spread), 2020 1A, 144A(3)
8.360% 7/15/36 BBB- 1,979,975
2,000 CIFC Funding 2020-I Ltd, (3-Month LIBOR reference rate
+ 2.000% spread), 2020 1A, 144A(3)
7.260% 7/15/36 A 1,916,734
500 CIFC Funding 2020-I Ltd, (3-Month LIBOR reference rate
+ 6.250% spread), 2020 1A, 144A(3)
11.510% 7/15/36 Ba3 457,968
1,760 CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate
+ 3.050% spread), 2020 2A, 144A(3)
8.300% 10/20/34 BBB- 1,630,068
385 CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate
+ 6.500% spread), 2020 2A, 144A(3)
11.750% 10/20/34 BB- 355,652
1,305 CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate
+ 2.050% spread), 2020 2A, 144A(3)
7.300% 10/20/34 A 1,243,848
2,500 CIFC Funding 2022-IV Ltd, (SOFR reference rate +
3.550% spread), 2022 4A, 144A(3)
8.536% 7/16/35 BBB- 2,322,680
1,000 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23, 144A
4.480% 7/10/47 BBB- 850,163
1,690 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.139% 4/10/48 A- 1,533,481
2,750 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.758% 4/10/48 AA- 2,556,271
850 Citigroup Commercial Mortgage Trust 2021-PRM2,
(1-Month LIBOR reference rate + 1.900% spread), 2021
PRM2, 144A(3)
7.008% 10/15/38 BBB- 808,310
1,770 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 3.300% 12/26/51 N/R 1,587,058
2,000 COMM 2013-CCRE10 Mortgage Trust, 2013 CR10, 144A 4.820% 8/10/46 Baa3 1,819,056
1,500 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 AA- 1,380,069
1,400 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.543% 10/10/47 A 1,307,847
3,150 Comm 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 Baa1 2,954,148
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.734% 6/10/47 A3 1,855,043
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 N/R 1,374,774
2,000 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 BB- 1,450,393
1,840 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.069% 3/10/48 A- 1,649,674
2,628 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.300% 5/10/48 N/R 2,033,412
1,500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 BBB- 1,194,416
500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.345% 8/10/48 A- 431,830
1,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.345% 8/10/48 AA- 893,134
550 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 BB 418,173
3,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.466% 10/10/48 A 2,699,277
900 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.564% 10/10/48 A- 810,700
1,000 COMM 2019-GC44 Mortgage Trust, 2019 GC44 3.523% 8/15/57 A- 747,583
1,500 Commercial Mortgage Pass Through Certificates, 2022
HC, 144A
4.084% 1/10/39 Baa3 1,143,539
47 Connecticut Avenue Securities Trust 2018-R07, 2018
R07, 144A
7.420% 4/25/31 AA- 47,431
625 Connecticut Avenue Securities Trust 2021-R03,
(SOFR30A reference rate + 5.500% spread), 2021 R03,
144A(3)
10.473% 12/25/41 N/R 579,040
850 Connecticut Avenue Securities Trust 2022-R01,
(SOFR30A reference rate + 6.000% spread), 2022 R01,
144A(3)
10.973% 12/25/41 N/R 795,288
4,000 Connecticut Avenue Securities Trust 2022-R02,
(SOFR30A reference rate + 4.500% spread), 2022 R02,
144A(3)
9.473% 1/25/42 B+ 3,889,331
4,000 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 3.500% spread), 2022 R03,
144A(3)
8.473% 3/25/42 BBB- 4,089,360

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 3,250 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 6.250% spread), 2022 R03,
144A(3)
6.349% 3/25/42 BB- $ 3,473,995
1,880 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 3.100% spread), 2022 R04,
144A(3)
8.073% 3/25/42 BBB- 1,900,998
4,000 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 5.250% spread), 2022 R04,
144A(3)
10.223% 3/25/42 BB- 4,087,782
3,000 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 4.500% spread), 2022 R05,
144A(3)
6.014% 4/25/42 Ba2 2,989,254
4,000 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 7.000% spread), 2022 R05,
144A(3)
11.973% 4/25/42 B3 4,034,803
4,000 Connecticut Avenue Securities Trust 2022-R06,
(SOFR30A reference rate + 3.850% spread), 2022 R06,
144A(3)
8.823% 5/25/42 BBB- 4,095,452
4,000 Connecticut Avenue Securities Trust 2022-R07,
(SOFR30A reference rate + 4.650% spread), 2022 R07,
144A(3)
9.631% 6/25/42 Aaa 4,215,890
4,000 Connecticut Avenue Securities Trust 2022-R08,
(SOFR30A reference rate + 5.600% spread), 2022 R08,
144A(3)
9.528% 7/25/42 BB- 4,164,602
4,000 Connecticut Avenue Securities Trust 2022-R09,
(SOFR30A reference rate + 4.750% spread), 2022 R09,
144A(3)
9.731% 9/25/42 Baa3 4,155,658
3,125 Connecticut Avenue Securities Trust 2023-R01,
(SOFR30A reference rate + 3.750% spread), 2023 R01,
144A(3)
8.731% 12/25/42 BBB- 3,196,172
3,000 Crescendo Royalty Funding LP, 2021 1, 144A 3.567% 12/20/51 N/R 2,723,999
1,000 CSMC 2021-NQM1, 2021 NQM1, 144A 2.130% 5/25/65 BBB 659,633
1,700 CyrusOne Data Centers Issuer I, 2023 1A, 144A 5.450% 4/20/48 BBB- 1,480,377
1,182 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 BBB 1,009,745
1,182 DB Master Finance LLC, 2021 1A, 144A 2.045% 11/20/51 BBB 1,038,732
636 DB Master Finance LLC, 2019 1A, 144A 4.021% 5/20/49 BBB 599,156
174 Diamond Resorts Owner Trust 2021-1, 2021 1A, 144A 3.830% 11/21/33 BB 157,196
174 Diamond Resorts Owner Trust 2021-1, 2021 1A, 144A 2.700% 11/21/33 BBB 158,354
30,450 DOLP Trust 2021-NYC, 2021 NYC, (I/O), 144A 0.665% 5/10/41 A- 1,183,273
980 Domino's Pizza Master Issuer LLC, 2021 1A, 144A 2.662% 4/25/51 BBB+ 843,656
1,610 DRIVEN BRANDS FUNDING LLC, 2020 1A, 144A 3.786% 7/20/50 BBB- 1,432,952
1,466 DRIVEN BRANDS FUNDING LLC, 2020 2A, 144A 3.237% 1/20/51 BBB- 1,264,739
2,844 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 N/R 2,648,780
2,576 Fannie Mae Connecticut Avenue Securities, 2017 C06 1.800% 2/25/30 AA+ 34,391
4,770 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 N/R 4,698,629
2,904 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 N/R 2,812,999
1,942 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 N/R 1,940,691
16 Fannie Mae Pool FN 256890, FN 256890 6.000% 9/01/37 N/R 16,440
21 Fannie Mae Pool FN 745101, FN 745101 6.000% 4/01/32 N/R 21,334
62 Fannie Mae Pool FN 745324, FN 745324 6.000% 3/01/34 N/R 61,914
1 Fannie Mae Pool FN 905597, FN 905597, (12-Month
LIBOR reference rate + 1.875% spread)(3)
4.125% 12/01/36 N/R 709
11 Fannie Mae Pool FN 946228, FN 946228, (12-Month
LIBOR reference rate + 1.587% spread)(3)
3.837% 9/01/37 N/R 10,826
0(4) Fannie Mae Pool FN AL1187, FN AL1187 5.500% 7/01/24 N/R 2
21 Fannie Mae Pool FN FM1108, FN FM1108, 2019 1108 5.000% 11/01/44 N/R 20,935
136 Fannie Mae Pool FN FM1136, FN FM1136, 2019 1136 5.500% 3/01/39 N/R 139,909
25 Fannie Mae Pool FN FM1137, FN FM1137, 2019 1137 6.000% 9/01/39 N/R 25,562
179 Fannie Mae REMICS, (1-Month LIBOR reference rate +
5.950% spread), 2013 98, (I/O)(3)
0.812% 9/25/43 N/R 19,483
87 Flagstar Mortgage Trust 2017-2, 2017 2, 144A 4.013% 10/25/47 Aa2 77,475
1,303 Flagstar Mortgage Trust 2021-10INV, 2021 10INV, 144A 3.000% 10/25/51 Aa1 1,062,185

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,624 Flagstar Mortgage Trust 2021-4, 2021 4, 144A 2.500% 6/01/51 AAA $ 2,053,093
11,521 Freddie Mac Multifamily ML Certificates, 2021 ML12,
(I/O)
1.223% 7/25/41 AA+ 1,159,918
943 Freddie Mac STACR REMIC Trust 2021-DNA5, (SOFR30A
reference rate + 1.650% spread), 2021 DNA5, 144A(3)
6.623% 1/25/34 BBB 935,426
2,000 Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A(3)
12.473% 10/25/41 N/R 1,896,085
2,000 Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 3.400% spread), 2022 DNA1, 144A(3)
8.373% 1/25/42 B+ 1,886,251
2,550 Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 2.500% spread), 2022 DNA1, 144A(3)
7.473% 1/25/42 BB 2,429,801
1,355 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A(3)
9.723% 2/25/42 B+ 1,318,693
4,000 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 3.750% spread), 2022 DNA2, 144A(3)
8.723% 2/25/42 BB 3,987,270
1,239 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A(3)
7.373% 2/25/42 BBB 1,224,460
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 4.350% spread), 2022 DNA3, 144A(3)
9.323% 4/25/42 BB 4,047,990
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A(3)
7.873% 4/25/42 BBB 3,992,229
4,000 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 5.650% spread), 2022 DNA3, 144A(3)
8.647% 4/25/42 B+ 3,978,135
4,000 Freddie Mac STACR REMIC Trust 2022-DNA6, (SOFR30A
reference rate + 3.700% spread), 2022 DNA6, 144A(3)
8.673% 9/25/42 BBB- 4,131,984
2,900 Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A
reference rate + 7.000% spread), 2022 HQA1, 144A(3)
9.997% 3/25/42 B- 2,937,252
920 Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A
reference rate + 3.500% spread), 2022 HQA1, 144A(3)
8.473% 3/25/42 BBB- 931,352
137 Freddie Mac Strips, (1-Month LIBOR reference rate +
5.920% spread), 2014 327, (I/O)(3)
0.813% 3/15/44 N/R 12,673
845 Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 3.650% spread), 2021 DNA7,
144A(3)
8.210% 11/25/41 B+ 834,010
4,000 Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A(3)
8.973% 7/25/42 Baa3 4,095,989
500 Goldentree Loan Opportunities IX Ltd, (3-Month LIBOR
reference rate + 5.660% spread), 2014 9A, 144A(3)
10.959% 10/29/29 BB- 459,625
7,541 Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)(3)
1.319% 9/20/50 N/R 947,946
1,081 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.450% spread), 2018 TWR,
144A(3)
3.449% 7/15/31 A- 906,418
1,500 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.850% spread), 2018 TWR,
144A(3)
6.957% 7/15/31 B+ 1,042,500
2,600 GS Mortgage Securities Corp Trust 2021-ARDN,
(1-Month LIBOR reference rate + 1.250% spread), 2021
ARDN, 144A(3)
6.357% 11/15/36 AAA 2,525,305
2,000 GS Mortgage Securities Corp Trust 2021-ARDN,
(1-Month LIBOR reference rate + 3.350% spread), 2021
ARDN, 144A(3)
8.457% 11/15/36 N/R 1,884,229
1,000 GS Mortgage Securities Trust 2016-GS3, 2016 GS3 3.989% 10/10/49 A- 821,591
1,200 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 3.953% 11/10/49 A- 978,667
1,425 GS Mortgage Securities Trust 2019-GC38, 2019 GC38 4.158% 2/10/52 AAA 1,291,815
1,000 GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2 2.012% 12/12/53 AAA 798,079
138 GS Mortgage-Backed Securities Corp Trust 2019-PJ2,
2019 PJ2, 144A
4.000% 11/25/49 Aaa 129,741
7 GS Mortgage-Backed Securities Corp Trust 2019-PJ2,
2019 PJ2, 144A
4.000% 11/25/49 Aaa 6,250

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 169 GS Mortgage-Backed Securities Corp Trust 2021-PJ5,
2021 PJ5, 144A
2.500% 10/25/51 AAA $ 132,519
2,568 GS Mortgage-Backed Securities Trust 2021-PJ6, 2021
PJ6, 144A
2.500% 11/25/51 Aa1 2,009,188
1,727 GS Mortgage-Backed Securities Trust 2021-PJ7, 2021
PJ7, 144A
2.500% 1/25/52 AAA 1,350,913
349 GS Mortgage-Backed Securities Trust 2021-PJ8, 2021
PJ8, 144A
2.500% 1/25/52 Aaa 273,293
2,933 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 BBB 2,508,827
750 Hertz Vehicle Financing LLC, 2021 1A, 144A 2.050% 12/26/25 Baa2 696,707
1,000 HI-FI Music IP Issuer LP, 2022 1A, 144A 3.939% 2/01/62 N/R 917,143
435 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.840% 7/25/33 A- 404,005
1,900 Horizon Aircraft Finance II Ltd, 2019 1, 144A 3.721% 7/15/39 BBB 1,624,221
890 Horizon Aircraft Finance III Ltd, 2019 2, 144A 3.425% 11/15/39 BBB+ 709,608
1,000 Hotwire Funding LLC, 2021 1, 144A 2.658% 11/20/51 BBB 857,653
1,025 Hpefs Equipment Trust 2022-2, 2022 2A, 144A 4.940% 3/20/30 Aa1 1,003,572
1,000 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY,
144A
2.943% 12/10/41 N/R 669,778
1,000 ILPT Commercial Mortgage Trust 2022-LPF2, (TSFR1M
reference rate + 2.744% spread), 2022 LPF2, 144A(3)
7.803% 10/15/39 Aaa 990,175
509 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 N/R 452,039
353 Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1,
144A
2.051% 10/25/55 AA 315,882
2,000 Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1,
144A
3.531% 10/25/55 A 1,688,412
450 Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1,
144A
2.383% 6/25/56 BBB+ 296,967
385 Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1,
144A
1.617% 6/25/56 AA- 321,811
1,250 Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 BBB 1,073,163
2,488 J.P. Morgan Chase Commercial Mortgage Securities
Trust 2022-NLP, (TSFR1M reference rate + 2.608%
spread), 2022 NLP, 144A(3)
6.943% 4/15/37 N/R 2,185,921
1,662 Jonah Energy Abs I LLC, 2022 1, 144A 7.200% 11/20/37 A- 1,644,441
186 JP Morgan Alternative Loan Trust 2007-S1, (1-Month
LIBOR reference rate + 0.560% spread), 2007 S1(3)
5.698% 4/25/47 BBB+ 174,993
388 JP Morgan Mortgage Trust 2018-3, 2018 3, 144A 3.500% 9/25/48 Aaa 340,556
125 JP Morgan Mortgage Trust 2018-4, 2018 4, 144A 3.500% 10/25/48 Aaa 110,462
517 JP MORGAN MORTGAGE TRUST 2018-5, 2018 5, 144A 3.500% 10/25/48 Aaa 450,442
870 JP Morgan Mortgage Trust 2018-6, 2018 6, 144A 3.893% 12/25/48 Baa3 733,168
79 JP Morgan Mortgage Trust 2019-1, 2019 1, 144A 4.000% 5/25/49 AAA 73,864
37 JP Morgan Mortgage Trust 2019-INV1, (1-Month LIBOR
reference rate + 0.950% spread), 2019 INV1, 144A(3)
5.970% 10/25/49 Aaa 35,339
232 JP Morgan Mortgage Trust 2020-1, 2020 1, 144A 3.832% 6/25/50 Aa1 199,013
422 JP Morgan Mortgage Trust 2021-11, 2021 11, 144A 2.500% 1/25/52 Aa1 330,407
292 JP Morgan Mortgage Trust 2021-7, 2021 7, 144A 2.500% 11/25/51 Aaa 228,798
192 JP Morgan Mortgage Trust 2021-8, 2021 8, 144A 2.500% 12/25/51 AAA 150,814
2,500 JPMBB Commercial Mortgage Securities Trust 2015-
C31, 2015 C31
4.622% 8/15/48 N/R 2,189,728
1,400 JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1, 144A
4.202% 3/17/49 BBB 1,140,577
2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.706% 7/15/50 A- 1,591,516
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
3.632% 9/15/50 A- 1,082,798
1,400 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7, 144A
4.382% 9/15/50 BBB 966,813
190 Ladder Capital Commercial Mortgage 2013-GCP
Mortgage Trust, 2013 GCP, 144A
3.985% 2/15/36 AAA 171,696
1,514 Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1,
144A
5.682% 10/15/46 Ba3 1,296,192

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,500 Madison Park Funding LIX Ltd, (3-Month LIBOR
reference rate + 2.100% spread), 2021 59A, 144A(3)
7.362% 1/18/34 A+ $ 1,455,188
1,500 Madison Park Funding XXXVI Ltd, (TSFR3M reference
rate + 3.500% spread), 2019 36A, 144A(3)
5.981% 4/15/35 BBB+ 1,401,733
1,500 Magnetite XXIII Ltd, (3-Month LIBOR reference rate +
2.050% spread), 2019 23A, 144A(3)
7.305% 1/25/35 A 1,433,001
123 MAPS 2018-1 Ltd, 2018 1A, 144A 4.212% 5/15/43 BBB+ 110,208
405 MAPS 2021-1 Trust, 2021 1A, 144A 2.521% 6/15/46 A1 351,524
1,000 Mercury Financial Credit Card Master Trust, 2023 1A,
144A
8.040% 9/20/27 N/R 998,921
1,000 Mercury Financial Credit Card Master Trust, 2023 1A,
144A
9.590% 9/20/27 N/R 976,124
1,000 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 BBB 986,731
34,356 MFT Trust 2020-ABC, 2020 ABC, (I/O), 144A 0.119% 2/10/42 N/R 298,669
750 Morgan Stanley Capital I Trust 2018-H3, 2018 H3 4.177% 7/15/51 AAA 707,365
270 Morgan Stanley Residential Mortgage Loan Trust 2021-5,
2021 5, 144A
2.500% 8/25/51 AAA 211,599
2,000 MRCD 2019-MARK Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 N/R 1,721,569
1,500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 A- 1,295,476
500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 BBB- 416,155
1,000 MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M
reference rate + 2.943% spread), 2022 LPFL, 144A(3)
7.773% 3/15/39 Baa3 962,915
587 MVW 2019-2 LLC, 2019 2A, 144A 2.680% 10/20/38 BBB+ 539,703
236 MVW 2021-1W LLC, 2021 1WA, 144A 1.940% 1/22/41 BBB 213,531
436 MVW Owner Trust 2019-1, 2019 1A, 144A 3.330% 11/20/36 BBB+ 410,117
1,500 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 4.329% spread), 2019
MILE, 144A(3)
9.389% 7/15/36 N/R 1,082,190
1,500 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 3.579% spread), 2019
MILE, 144A(3)
8.639% 7/15/36 N/R 1,225,509
1,100 Navistar Financial Dealer Note Master Owner Trust II,
(SOFR30A reference rate + 1.800% spread), 2022 1,
144A(3)
6.731% 5/25/27 Aa1 1,102,884
1,000 Neuberger Berman Loan Advisers Clo 40 Ltd, (3-Month
LIBOR reference rate + 2.750% spread), 2021 40A,
144A(3)
8.010% 4/16/33 BBB- 933,366
660 Neuberger Berman Loan Advisers Clo 40 Ltd, (3-Month
LIBOR reference rate + 5.850% spread), 2021 40A,
144A(3)
11.110% 4/16/33 BB- 605,258
1,625 Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A, 144A(3)
8.268% 4/25/36 BBB- 1,471,681
101 New Residential Mortgage Loan Trust 2015-2, 2015 2A,
144A
5.375% 8/25/55 Baa1 96,043
1,000 NLT 2021-INV2 Trust, 2021 INV2, 144A 2.569% 8/25/56 BBB 661,644
1,000 Oak Street Investment Grade Net Lease Fund Series
2021-1, 2021 1A, 144A
4.230% 1/20/51 BBB+ 897,056
44 OBX 2018-1 Trust, (1-Month LIBOR reference rate +
0.650% spread), 2018 1, 144A(3)
5.788% 6/25/57 AAA 41,283
863 OBX 2021-J2 Trust, 2021 J2, 144A 2.500% 7/25/51 Aa1 675,151
2,175 OHA Credit Funding 4 Ltd, (3-Month LIBOR reference
rate + 3.200% spread), 2019 4A, 144A(3)
4.336% 10/22/36 BBB- 2,054,936
1,150 One Bryant Park Trust 2019-OBP, 2019 OBP, 144A 2.516% 9/15/54 Aaa 945,364
436 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 N/R 414,914
436 Oportun Funding XIV LLC, 2021 A, 144A 3.440% 3/08/28 N/R 417,090
350 Oportun Issuance Trust 2021-C, 2021 C, 144A 5.570% 10/08/31 N/R 301,796
617 Oportun Issuance Trust 2021-C, 2021 C, 144A 3.610% 10/08/31 N/R 540,859
1,000 Palmer Square CLO 2021-3 Ltd, (3-Month LIBOR
reference rate + 2.950% spread), 2021 3A, 144A(3)
5.462% 1/15/35 Baa3 943,635
2,500 Palmer Square CLO 2022-1 Ltd, (TSFR3M reference rate
+ 3.050% spread), 2022 1A, 144A(3)
8.098% 4/20/35 Baa3 2,358,325

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X308,877,990.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate
+ 5.300% spread), 2023 1A, 144A(3)
10.027% 1/20/36 BBB- $ 2,020,958
250 Purchasing Power Funding 2021-A LLC, 2021 A, 144A 4.370% 10/15/25 N/R 233,859
1,896 Purewest Funding LLC, 2021 1, 144A 4.091% 12/22/36 A- 1,798,186
15 Sequoia Mortgage Trust 2018-7, 2018 7, 144A 4.000% 9/25/48 Aaa 13,741
7 Sequoia Mortgage Trust 2019-2, 2019 2, 144A 4.000% 6/25/49 Aaa 6,830
290 Sequoia Mortgage Trust 2020-3, 2020 3, 144A 3.000% 4/25/50 AAA 244,293
1,444 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 N/R 1,358,853
1,167 Settlement Fee Finance 2019-1 LLC, 2019 1A, 144A 3.840% 11/01/49 N/R 1,134,961
200 Sierra Timeshare 2019-2 Receivables Funding LLC, 2019
2A, 144A
4.540% 5/20/36 BB 189,596
183 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019
3A, 144A
4.180% 8/20/36 BB 173,265
156 Sierra Timeshare 2021-1 Receivables Funding LLC, 2021
1A, 144A
1.790% 11/20/37 BBB 142,961
1,155 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 N/R 838,290
40,180 SLG Office Trust 2021-OVA, 2021 OVA, 144A 0.258% 7/15/41 AA- 624,506
1,855 SMR 2022-IND Mortgage Trust, (TSFR1M reference rate
+ 3.950% spread), 2022 IND, 144A(3)
9.009% 2/15/39 Baa3 1,733,205
1,877 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 BBB 1,711,022
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1, 2020 SH1,
144A
3.827% 1/28/50 BBB 1,313,053
934 Start II LTD, 2019 1, 144A 5.095% 3/15/44 BB 725,302
2,591 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 BBB 2,153,491
1,724 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 BBB 1,494,924
1,500 TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
6.860% spread), 2021 2A, 144A(3)
6.985% 7/25/34 BB- 1,358,281
1,000 TICP CLO XIV Ltd, (3-Month LIBOR reference rate +
1.650% spread), 2019 14A, 144A(3)
6.900% 10/20/32 AA 973,555
700 Tricon American Homes 2020-SFR1, 2020 SFR1, 144A 2.548% 7/17/38 A3 626,647
491 UBS-Barclays Commercial Mortgage Trust 2013-C5,
2013 C5, 144A
3.649% 3/10/46 A 452,010
1,000 Unity-Peace Park CLO Ltd, (TSFR3M reference rate +
2.000% spread), 2022 1A, 144A(3)
7.048% 4/20/35 AA 976,986
3,000 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 BBB- 2,717,221
600 Verus Securitization Trust 2019-4, 2019 4, 144A 3.207% 11/25/59 A+ 531,862
806 Verus Securitization Trust 2020-1, 2020 1, 144A 2.724% 1/25/60 AA 760,103
249 Verus Securitization Trust 2020-4, 2020 4, 144A 2.321% 5/25/65 AA 232,213
2,000 Verus Securitization Trust 2021-8, 2021 8, 144A 3.288% 11/25/66 BBB 1,416,780
1,011 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 N/R 932,657
700 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 B 556,974
1,020 VR Funding LLC, 2020 1A, 144A 2.790% 11/15/50 N/R 894,679
185 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 N/R 169,952
47 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.799% 8/25/38 A 45,583
968 Wells Fargo Mortgage Backed Securities 2021-INV1
Trust, 2021 INV1, 144A
3.316% 8/25/51 A 770,931
855 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 BBB 716,583
7 WFRBS Commercial Mortgage Trust 2013-C14, 2013
C14
3.337% 6/15/46 Aaa 6,570
540 ZAXBY'S FUNDING LLC, 2021 1A, 144A 3.238% 7/30/51 N/R 450,906
Total Asset-Backed and Mortgage-Backed Securities
(cost $338,076,720) 308,877,990

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 181,283,206 CORPORATE BONDS - 27.5%
X 181,283,206
Aerospace & Defense - 0.2%
$ 750 Boeing Co/The 5.705% 5/01/40 Baa2 $ 738,877
900 Raytheon Technologies Corp 1.900% 9/01/31 A- 722,811
Total Aerospace & Defense 1,461,688
Automobile Components - 0.2%
1,500 Goodyear Tire & Rubber Co/The (5) 5.000% 7/15/29 BB- 1,350,710
Total Automobile Components 1,350,710
Automobiles - 0.6%
450 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 453,203
1,040 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 959,241
1,000 General Motors Financial Co Inc 3.600% 6/21/30 BBB 866,443
1,500 Hyundai Capital Services Inc, 144A 2.125% 4/24/25 BBB+ 1,406,096
Total Automobiles 3,684,983
Banks - 3.2%
1,200 Access Bank PLC, 144A 6.125% 9/21/26 B- 944,880
375 African Export-Import Bank/The, 144A 2.634% 5/17/26 Baa1 336,915
1,000 Akbank TAS, 144A (5) 6.800% 2/06/26 B3 919,000
1,050 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 890,148
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 Baa3 404,797
2,685 Bank of America Corp 1.898% 7/23/31 AA- 2,136,123
950 Bank of America Corp 1.922% 10/24/31 AA- 750,245
1,675 Bank of America Corp 3.248% 10/21/27 AA- 1,566,935
1,035 Banque Ouest Africaine de Developement, 144A 4.700% 10/22/31 Baa1 838,350
550 Caelus Re VI Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 5.380% spread), 144A (3)
10.751% 6/07/23 N/R 548,625
1,000 Citigroup Inc 2.572% 6/03/31 A 837,225
1,350 Citigroup Inc 1.122% 1/28/27 A 1,206,976
310 Credit Suisse AG/New York NY 3.625% 9/09/24 A- 296,682
1,475 Deutsche Bank AG/New York NY 3.961% 11/26/25 Baa1 1,401,110
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 Baa2 1,319,063
375 Grupo Aval Ltd, 144A 4.375% 2/04/30 BB+ 278,329
1,000 HSBC Holdings PLC 4.583% 6/19/29 A+ 948,409
3,050 JPMorgan Chase & Co 1.953% 2/04/32 AA- 2,428,466
1,400 JPMorgan Chase & Co 1.470% 9/22/27 AA- 1,240,737
1,000 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 Caa2 881,780
800 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 B- 672,000
Total Banks 20,846,795
Beverages - 0.7%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 BB+ 928,642
900 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 A- 825,463
1,200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 A- 1,018,800
950 Constellation Brands Inc 2.875% 5/01/30 BBB 828,964
1,125 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 967,669
Total Beverages 4,569,538
Biotechnology - 0.1%
750 Amgen Inc 5.250% 3/02/33 BBB+ 752,649
Total Biotechnology 752,649
Broadline Retail - 0.4%
1,450 JSM Global Sarl, 144A (6) 4.750% 10/20/30 C 249,655
725 Prosus NV, 144A 3.680% 1/21/30 BBB 603,437
2,000 Prosus NV, 144A 3.257% 1/19/27 BBB 1,814,172

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Broadline Retail (continued)
$ 200 Prosus NV, 144A 4.850% 7/06/27 BBB $ 191,687
Total Broadline Retail 2,858,951
Capital Markets - 1.2%
1,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 883,118
860 Credit Suisse Group AG 3.750% 3/26/25 Baa2 807,540
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 BBB- 1,609,730
2,300 Goldman Sachs Group Inc/The 1.542% 9/10/27 A2 2,028,683
1,475 Morgan Stanley 1.593% 5/04/27 A1 1,326,564
750 Morgan Stanley Bank NA 4.754% 4/21/26 Aa3 747,081
665 NFP Corp, 144A 7.500% 10/01/30 B1 641,346
Total Capital Markets 8,044,062
Chemicals - 0.9%
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 BBB- 1,521,500
950 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 754,234
1,025 OCP SA, 144A 3.750% 6/23/31 BB+ 839,577
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB 1,194,487
500 Sasol Financing USA LLC, 144A 8.750% 5/03/29 BB+ 478,785
725 Sasol Financing USA LLC 4.375% 9/18/26 BB+ 633,957
490 Tronox Inc, 144A 4.625% 3/15/29 BB- 397,726
Total Chemicals 5,820,266
Commercial Services & Supplies - 0.2%
1,670 ADT Security Corp/The, 144A 4.875% 7/15/32 BB 1,422,589
Total Commercial Services & Supplies 1,422,589
Communications Equipment - 0.2%
1,250 T-Mobile USA Inc 2.250% 11/15/31 BBB+ 1,004,987
Total Communications Equipment 1,004,987
Construction Materials - 0.4%
875 Cemex SAB de CV, 144A 9.125% 12/30/49 BB- 878,237
750 Gates Global LLC / Gates Corp, 144A (5) 6.250% 1/15/26 B 735,000
1,250 UltraTech Cement Ltd, 144A 2.800% 2/16/31 Baa3 1,024,372
Total Construction Materials 2,637,609
Consumer Finance - 0.1%
1,095 OneMain Finance Corp 3.500% 1/15/27 BB 911,686
Total Consumer Finance 911,686
Consumer Staples Distribution & Retail - 0.4%
800 CVS Health Corp 4.250% 4/01/50 BBB 650,106
925 Target Corp 2.350% 2/15/30 A 808,307
1,000 Walmart Inc 1.050% 9/17/26 AA 901,076
Total Consumer Staples Distribution & Retail 2,359,489
Containers & Packaging - 0.3%
785 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 642,155
1,000 LABL Inc, 144A 5.875% 11/01/28 B2 898,750
715 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 708,650
Total Containers & Packaging 2,249,555
Diversified REITs - 0.2%
900 Essential Properties LP 2.950% 7/15/31 BBB 658,959
500 SBA Tower Trust, 144A 1.631% 11/15/26 A2 435,919
270 SBA Tower Trust, 144A 1.884% 1/15/26 A2 243,793

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Diversified REITs (continued)
$ 240 SBA Tower Trust, 144A 2.836% 1/15/25 A2 $ 227,844
Total Diversified REITs 1,566,515
Diversified Telecommunication Services - 0.4%
770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 724,925
2,275 Verizon Communications Inc 1.750% 1/20/31 A- 1,796,386
Total Diversified Telecommunication Services 2,521,311
Electric Utilities - 1.8%
750 AEP Transmission Co LLC 5.400% 3/15/53 A2 762,495
900 AEP Transmission Co LLC 3.650% 4/01/50 A2 691,845
1,035 AES Espana BV, 144A 5.700% 5/04/28 BB- 933,839
910 Duke Energy Carolinas LLC 5.350% 1/15/53 Aa3 910,225
1,000 Duke Energy Carolinas LLC 4.950% 1/15/33 Aa3 1,003,574
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 Baa3 582,042
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 Ba2 857,603
990 Florida Power & Light Co 4.800% 5/15/33 Aa2 989,580
1,175 Georgia Power Co 2.650% 9/15/29 BBB+ 1,020,755
750 Interstate Power and Light Co 3.100% 11/30/51 A- 494,823
250 NPC Ukrenergo, 144A 6.875% 11/09/28 Ca 40,625
750 Public Service Co of Colorado 2.700% 1/15/51 A1 485,715
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 Ba3 1,253,931
1,780 Talen Energy Supply LLC, 144A 8.625% 6/01/30 BB+ 1,811,684
Total Electric Utilities 11,838,736
Electronic Equipment, Instruments & Components - 0.2%
1,150 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 989,241
Total Electronic Equipment, Instruments & Components 989,241
Energy Equipment & Services - 0.6%
1,100 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 1,051,058
2,000 EIG Pearl Holdings Sarl, 144A 3.545% 8/31/36 A1 1,699,144
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 Aa2 1,378,682
Total Energy Equipment & Services 4,128,884
Entertainment - 0.1%
1,000 Warnermedia Holdings Inc 5.050% 3/15/42 BBB- 809,072
Total Entertainment 809,072
Equity Real Estate Investment Trusts - 0.3%
900 Regency Centers LP 2.950% 9/15/29 BBB+ 782,686
1,000 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 970,223
Total Equity Real Estate Investment Trusts 1,752,909
Financial Services - 0.5%
500 Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A (3)
5.100% 6/07/25 N/R 485,000
600 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 545,336
500 Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A (3)
14.858% 4/22/25 N/R 429,700
1,000 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 877,120
250 Matterhorn Re Ltd (SOFR reference rate + 5.250%
spread), 144A (3)
5.889% 3/24/25 N/R 233,100
1 Putnam RE PTE Ltd2020 A, 144A (6),(7) 10.858% 6/07/24 N/R 0

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Financial Services (continued)
$ 1,000 Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.090% spread), 144A (3)
3.250% 4/07/25 N/R $ 956,000
Total Financial Services 3,526,256
Food Products - 0.2%
750 BRF SA, 144A 4.875% 1/24/30 BB 604,500
1,075 Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 B 907,526
Total Food Products 1,512,026
Gas Utilities - 0.3%
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 936,876
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 955,080
Total Gas Utilities 1,891,956
Ground Transportation - 0.1%
1,000 Transnet SOC Ltd, 144A 8.250% 2/06/28 BB- 956,930
Total Ground Transportation 956,930
Health Care Equipment & Supplies - 0.1%
760 Medtronic Global Holdings SCA 4.500% 3/30/33 A 749,971
Total Health Care Equipment & Supplies 749,971
Hotels, Restaurants & Leisure - 0.5%
990 Cinemark USA Inc, 144A (5) 5.250% 7/15/28 B+ 866,636
750 GENM Capital Labuan Ltd, 144A 3.882% 4/19/31 BBB 600,422
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 907,147
1,135 Sands China Ltd 3.750% 8/08/31 Baa2 912,341
Total Hotels, Restaurants & Leisure 3,286,546
Household Products - 0.1%
875 Clorox Co/The 1.800% 5/15/30 BBB+ 719,599
Total Household Products 719,599
Independent Power And Renewable Electricity Producers - 0.1%
875 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 BBB+ 753,252
Total Independent Power And Renewable Electricity Producers 753,252
Independent Power Producers & Energy Traders - 0.5%
1,194 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 BBB- 863,920
1,500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 961,697
1,461 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 1,179,152
617 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 462,855
Total Independent Power Producers & Energy Traders 3,467,624
Insurance - 0.7%
1,000 Berkshire Hathaway Finance Corp 2.875% 3/15/32 AA 886,615
500 Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.870% spread), 144A (3)
10.245% 12/23/24 N/R 430,150
250 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate
+ 5.750% spread), 144A (3)
11.108% 3/16/25 N/R 206,525
900 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 784,091
250 Kendall Re Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.000% spread), 144A (3)
4.040% 5/02/24 N/R 237,575
550 Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.180% spread), 144A (3)
6.510% 12/06/24 N/R 523,325
500 Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread), 144A (3)
2.250% 1/07/25 BBB+ 489,350

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 1,000 Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate + 3.500% spread), 144A (3)
8.863% 1/05/27 BBB+ $ 999,500
Total Insurance 4,557,131
Interactive Media & Services - 0.2%
1,100 Arches Buyer Inc, 144A 4.250% 6/01/28 B1 931,379
535 Baidu Inc 1.625% 2/23/27 A 473,896
Total Interactive Media & Services 1,405,275
IT Services - 0.3%
2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,685,937
Total IT Services 1,685,937
Marine Transportation - 0.2%
1,740 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 1,644,100
Total Marine Transportation 1,644,100
Media - 0.8%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 932,670
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 BBB- 629,037
1,300 Comcast Corp 2.800% 1/15/51 A- 850,229
350 CSC Holdings LLC, 144A 11.250% 5/15/28 B1 331,625
1,500 CSC Holdings LLC, 144A 4.125% 12/01/30 B1 1,041,238
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 766,728
1,000 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 837,352
Total Media 5,388,879
Metals & Mining - 0.8%
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 Baa3 618,527
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 Baa3 1,433,353
750 Antofagasta PLC, 144A 5.625% 5/13/32 BBB+ 736,759
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 Baa3 1,048,465
2,000 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 1,646,582
Total Metals & Mining 5,483,686
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 1,649,321
Total Mortgage Real Estate Investment Trusts (REITs) 1,649,321
Multi-Utilities - 0.1%
900 Ameren Illinois Co 4.950% 6/01/33 A1 901,820
Total Multi-Utilities 901,820
Office REITs - 0.3%
2,000 Piedmont Operating Partnership LP 3.400% 6/01/23 BBB 2,000,000
Total Office REITs 2,000,000
Oil, Gas & Consumable Fuels - 3.1%
800 Cosan SA, 144A 5.500% 9/20/29 BB 728,542
575 Ecopetrol SA 6.875% 4/29/30 Baa3 514,705
450 Ecopetrol SA 4.625% 11/02/31 Baa3 342,051
1,000 Ecopetrol SA 5.875% 11/02/51 Baa3 641,326
100 Ecopetrol SA 5.875% 5/28/45 Baa3 65,828
300 Empresa Nacional del Petroleo, 144A 6.150% 5/10/33 A- 298,005
900 Empresa Nacional del Petroleo, 144A 3.450% 9/16/31 A- 746,663
826 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- 735,884

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 750 Energy Transfer LP 5.000% 5/15/50 BBB- $ 613,509
1,000 Enterprise Products Operating LLC 5.350% 1/31/33 A- 1,019,293
900 Enterprise Products Operating LLC 4.450% 2/15/43 A- 772,743
1,000 EQM Midstream Partners LP 6.500% 7/15/48 BB 816,881
1,175 Kinder Morgan Energy Partners LP 5.800% 3/15/35 BBB 1,163,761
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 B+ 438,189
1,000 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 944,279
850 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 812,157
1,010 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 873,145
500 Pertamina Persero PT, 144A 1.400% 2/09/26 Baa2 452,997
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 BB+ 143,222
559 Petroleos Mexicanos 7.690% 1/23/50 BBB 362,311
1,490 Petroleos Mexicanos 6.700% 2/16/32 BBB 1,116,687
100 Petroleos Mexicanos 6.750% 9/21/47 BBB 60,354
950 Phillips 66 2.150% 12/15/30 A3 775,644
1,665 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 B+ 1,625,456
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 B1 732,700
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 BBB 819,101
1,780 Transcanada Trust 5.500% 9/15/79 BBB- 1,500,817
975 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 913,122
440 Venture Global LNG Inc, 144A 8.125% 6/01/28 BB 442,200
Total Oil, Gas & Consumable Fuels 20,471,572
Paper & Forest Products - 0.2%
1,500 Suzano Austria GmbH 3.125% 1/15/32 BBB- 1,189,887
Total Paper & Forest Products 1,189,887
Passenger Airlines - 0.4%
1,314 American Airlines 2021-1 Class A Pass Through
Trust2021 2021
2.875% 7/11/34 A 1,087,824
389 British Airways 2020-1 Class A Pass Through Trust2020
A, 144A
4.250% 11/15/32 A 361,323
324 British Airways 2020-1 Class B Pass Through Trust2020
A, 144A
8.375% 11/15/28 A- 330,036
1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 B 897,400
Total Passenger Airlines 2,676,583
Pharmaceuticals - 0.8%
825 CVS Health Corp 1.750% 8/21/30 BBB 663,073
750 Merck & Co Inc 2.350% 6/24/40 A+ 530,330
1,475 Organon & Co / Organon Foreign Debt Co-Issuer BV,
144A
5.125% 4/30/31 BB- 1,251,614
1,110 Pfizer Investment Enterprises Pte Ltd 4.750% 5/19/33 A+ 1,114,452
990 Teva Pharmaceutical Finance Netherlands III BV (5) 5.125% 5/09/29 Ba2 892,048
670 Teva Pharmaceutical Finance Netherlands III BV (5) 8.125% 9/15/31 Ba2 695,686
Total Pharmaceuticals 5,147,203
Professional Services - 0.1%
750 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B1 597,972
Total Professional Services 597,972
Retail REITs - 0.4%
1,000 Brixmor Operating Partnership LP 2.250% 4/01/28 BBB 845,703
1,000 Kite Realty Group Trust 4.750% 9/15/30 BBB 898,940
888 SITE Centers Corp 3.625% 2/01/25 BBB 836,546
Total Retail REITs 2,581,189

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Semiconductors & Semiconductor Equipment - 0.4%
$ 1,000 Broadcom Inc, 144A 3.469% 4/15/34 BBB- $ 815,957
1,200 SK Hynix Inc, 144A 1.500% 1/19/26 Baa2 1,061,159
675 TSMC Arizona Corp 3.875% 4/22/27 AA- 656,333
Total Semiconductors & Semiconductor Equipment 2,533,449
Software - 0.3%
500 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 420,533
775 Oracle Corp 4.900% 2/06/33 BBB 748,600
750 Salesforce Inc 2.700% 7/15/41 A+ 541,431
Total Software 1,710,564
Specialized REITs - 0.3%
2,200 SBA Tower Trust, 144A 1.840% 4/15/27 A2 1,915,702
Total Specialized REITs 1,915,702
Specialty Retail - 0.5%
1,125 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B2 866,250
1,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 614,440
1,150 O'Reilly Automotive Inc 1.750% 3/15/31 Baa1 917,073
1,000 Staples Inc, 144A 7.500% 4/15/26 B 821,974
Total Specialty Retail 3,219,737
Technology Hardware, Storage & Peripherals - 0.2%
1,175 Apple Inc 2.450% 8/04/26 Aaa 1,112,550
Total Technology Hardware, Storage & Peripherals 1,112,550
Textiles - 0.1%
930 Hanesbrands Inc, 144A (5) 9.000% 2/15/31 BB- 930,099
Total Textiles 930,099
Trading Companies & Distributors - 0.6%
880 AerCap Holdings NV (5) 5.875% 10/10/79 BB+ 818,793
1,750 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
3.000% 10/29/28 BBB 1,517,308
1,825 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,578,166
Total Trading Companies & Distributors 3,914,267
Transportation Infrastructure - 0.1%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 BBB- 351,736
Total Transportation Infrastructure 351,736
Wireless Telecommunication Services - 1.2%
1,410 AT&T Inc 3.500% 9/15/53 BBB+ 978,826
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 BB- 1,204,280
775 CT Trust, 144A 5.125% 2/03/32 Ba1 610,868
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 BBB 771,469
1,000 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 B+ 957,490
1,386 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 BB+ 1,193,799
1,375 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 Baa3 1,233,236
995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 818,194
Total Wireless Telecommunication Services 7,768,162
Total Corporate Bonds
(cost $203,702,367) 181,283,206

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 55,123,031 SOVEREIGN DEBT - 8.4%
X 55,123,031
Angola - 0.1%
$ 1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 B- $ 880,415
Total Angola 880,415
Bermuda - 0.1%
625 Bermuda Government International Bond , 144A 2.375% 8/20/30 A+ 526,812
Total Bermuda 526,812
Brazil - 0.1%
570 Brazilian Government International Bond 6.000% 10/20/33 Ba2 558,853
Total Brazil 558,853
Colombia - 0.1%
850 Colombia Government International Bond 5.000% 6/15/45 Baa2 563,231
Total Colombia 563,231
Costa Rica - 0.1%
905 Costa Rica Government International Bond , 144A 5.625% 4/30/43 BB- 779,262
Total Costa Rica 779,262
Cote d'Ivoire - 0.4%
1,313 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 BB- 1,211,841
1,750 Ivory Coast Government International Bond , 144A 6.125% 6/15/33 BB- 1,512,759
Total Cote d'Ivoire 2,724,600
Dominican Republic - 0.2%
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 BB 861,927
835 Dominican Republic International Bond , 144A 5.300% 1/21/41 BB 646,266
12,000 DOP Dominican Republic International Bond , 144A 9.750% 6/05/26 BB 219,174
Total Dominican Republic 1,727,367
Ecuador - 0.0%
380 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 183,418
Total Ecuador 183,418
Ghana - 0.0%
650 Ghana Government International Bond , 144A 8.125% 3/26/32 Ca 260,585
Total Ghana 260,585
Hungary - 0.2%
425 Hungary Government International Bond , 144A 5.250% 6/16/29 Baa2 411,187
300 Magyar Export-Import Bank Zrt , 144A 6.125% 12/04/27 BBB 297,695
Total Hungary 708,882
Indonesia - 0.1%
950 Perusahaan Penerbit SBSN Indonesia III , 144A 3.800% 6/23/50 BBB 751,414
Total Indonesia 751,414
Iraq - 0.3%
1,884 Iraq International Bond , 144A 5.800% 1/15/28 N/R 1,741,351
Total Iraq 1,741,351
Jamaica - 0.1%
805 Jamaica Government International Bond 6.750% 4/28/28 B+ 845,135
Total Jamaica 845,135
Jordan - 0.2%
1,300 Jordan Government International Bond , 144A 5.850% 7/07/30 BB- 1,161,875
Total Jordan 1,161,875

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Kazakhstan - 0.1%
$ 400 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 Baa2 $ 413,469
Total Kazakhstan 413,469
Kenya - 0.3%
400 Republic of Kenya Government International Bond ,
144A
7.000% 5/22/27 B 342,449
1,445 Republic of Kenya Government International Bond ,
144A
6.300% 1/23/34 B 1,030,490
Total Kenya 1,372,939
Mexico - 0.5%
1,000 Mexico Government International Bond 4.750% 4/27/32 BBB 955,604
1,640 Mexico Government International Bond 4.750% 3/08/44 BBB 1,382,126
1,950 Mexico Government International Bond 4.280% 8/14/41 BBB 1,583,938
275 Mexico Government International Bond 5.400% 2/09/28 BBB 280,867
Total Mexico 4,202,535
Mongolia - 0.1%
795 Mongolia Government International Bond , 144A (5) 4.450% 7/07/31 B 594,262
Total Mongolia 594,262
Morocco - 0.2%
850 Morocco Government International Bond , 144A 5.500% 12/11/42 BB+ 721,060
920 Morocco Government International Bond , 144A 3.000% 12/15/32 BB+ 724,500
280 Morocco Government International Bond , 144A 5.950% 3/08/28 BB+ 283,227
Total Morocco 1,728,787
Nigeria - 0.1%
325 Nigeria Government International Bond , 144A 8.375% 3/24/29 B- 281,189
415 Nigeria Government International Bond , 144A 7.875% 2/16/32 B- 325,128
Total Nigeria 606,317
Oman - 0.1%
850 Oman Government International Bond , 144A 6.000% 8/01/29 Ba2 851,062
250 Oman Government International Bond , 144A 6.750% 10/28/27 Ba2 258,788
Total Oman 1,109,850
Panama - 0.2%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 BBB 1,168,920
Total Panama 1,168,920
Peru - 0.1%
925 Peruvian Government International Bond 2.783% 1/23/31 Baa1 788,446
Total Peru 788,446
Philippines - 0.3%
600 Philippine Government International Bond 5.000% 7/17/33 BBB+ 612,742
550 Philippine Government International Bond 6.375% 10/23/34 BBB+ 618,901
495 Philippine Government International Bond 4.200% 3/29/47 BBB+ 428,409
Total Philippines 1,660,052
Poland - 0.2%
360 Republic of Poland Government International Bond 3.250% 4/06/26 A2 349,005
630 Republic of Poland Government International Bond 5.500% 4/04/53 A2 632,835
Total Poland 981,840
Qatar - 0.1%
850 Qatar Government International Bond , 144A 4.817% 3/14/49 AA 807,582
Total Qatar 807,582

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Republic of Serbia - 0.1%
$ 375 Serbia International Bond , 144A 6.500% 9/26/33 BB+ $ 363,885
Total Republic of Serbia 363,885
Rwanda - 0.2%
1,375 Rwanda International Government Bond , 144A 5.500% 8/09/31 B+ 999,432
Total Rwanda 999,432
Saudi Arabia - 0.2%
1,890 Saudi Government International Bond , 144A 3.750% 1/21/55 A1 1,410,465
Total Saudi Arabia 1,410,465
South Africa - 0.2%
1,900 Republic of South Africa Government International Bond 5.375% 7/24/44 Ba2 1,287,250
Total South Africa 1,287,250
Turkey - 0.1%
750 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 B3 649,479
Total Turkey 649,479
Ukraine - 0.0%
225 Ukraine Government International Bond , 144A 7.750% 9/01/29 Caa1 42,602
Total Ukraine 42,602
United States - 3.3%
12,000 United States Treasury Note/Bond 3.875% 2/15/43 Aaa 11,778,750
5,000 United States Treasury Note/Bond 3.500% 2/15/33 Aaa 4,940,625
5,000 United States Treasury Note/Bond 3.625% 2/15/53 Aaa 4,802,344
Total United States 21,521,719
Total Sovereign Debt
(cost $62,757,733) 55,123,031
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 52,577,483 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 8.0%
X 52,577,483
Automobiles - 0.2%
$ 1,235 General Motors Financial Co Inc 5.700% N/A (8) BB+ $ 1,080,586
Total Automobiles 1,080,586
Banks - 3.6%
1,100 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 BBB- 1,007,865
1,500 Bank of America Corp 6.100% N/A (8) BBB+ 1,462,500
1,500 Bank of America Corp (5) 6.125% N/A (8) BBB+ 1,463,625
1,875 Citigroup Inc 7.375% N/A (8) BBB- 1,860,938
320 Citigroup Inc 6.174% 5/25/34 BBB+ 324,527
2,000 CoBank ACB 6.250% N/A (8) BBB+ 1,870,004
2,000 Goldman Sachs Group Inc/The 3.800% N/A (8) BBB- 1,588,600
1,560 Huntington Bancshares Inc/OH 5.625% N/A (8) Baa3 1,376,700
1,275 JPMorgan Chase & Co 5.000% N/A (8) BBB+ 1,220,016
2,450 JPMorgan Chase & Co 3.650% N/A (8) BBB+ 2,161,562
2,000 PNC Financial Services Group Inc/The 3.400% N/A (8) Baa2 1,495,000
1,415 Truist Financial Corp 5.100% N/A (8) Baa2 1,245,200
2,000 Truist Financial Corp 4.800% N/A (8) Baa2 1,670,000
1,230 Wells Fargo & Co 5.875% N/A (8) Baa2 1,214,932
1,300 Wells Fargo & Co 5.900% N/A (8) Baa2 1,282,125
2,900 Wells Fargo & Co 3.900% N/A (8) Baa2 2,540,400
Total Banks 23,783,994

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Building Products - 0.1%
$ 1,125 Cemex SAB de CV, 144A 5.125% N/A (8) BB- $ 990,506
Total Building Products 990,506
Capital Markets - 0.7%
2,500 Bank of New York Mellon Corp/The 4.700% N/A (8) Baa1 2,448,100
2,050 Charles Schwab Corp/The 5.375% N/A (8) Baa2 1,970,604
Total Capital Markets 4,418,704
Diversified Telecommunication Services - 0.2%
800 Network i2i Ltd, 144A 5.650% N/A (8) BB 773,000
1,000 Network i2i Ltd, 144A (5) 3.975% N/A (8) BB 885,322
Total Diversified Telecommunication Services 1,658,322
Electric Utilities - 0.4%
1,500 Edison International 5.000% N/A (8) BB+ 1,283,733
1,500 Southern Co/The 4.000% 1/15/51 BBB- 1,397,595
Total Electric Utilities 2,681,328
Financial Services - 0.1%
1,000 Voya Financial Inc 6.125% N/A (8) BBB- 940,000
Total Financial Services 940,000
Food Products - 0.4%
2,730 Land O' Lakes Inc, 144A 8.000% N/A (8) BB 2,484,300
Total Food Products 2,484,300
Independent Power Producers & Energy Traders - 0.2%
1,304 Vistra Corp, 144A 7.000% N/A (8) Ba3 1,146,998
Total Independent Power Producers & Energy Traders 1,146,998
Insurance - 0.9%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 2,250,412
1,485 Enstar Finance LLC 5.500% 1/15/42 BBB- 1,071,024
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 A- 888,005
1,500 Prudential Financial Inc (5) 6.000% 9/01/52 BBB+ 1,464,300
Total Insurance 5,673,741
Media - 0.3%
2,185 Paramount Global 6.375% 3/30/62 Baa3 1,750,709
Total Media 1,750,709
Multi-Utilities - 0.3%
2,035 Sempra Energy 4.875% N/A (8) BBB- 1,922,424
Total Multi-Utilities 1,922,424
Oil, Gas & Consumable Fuels - 0.5%
2,235 Enbridge Inc 5.750% 7/15/80 BBB- 2,014,908
1,400 Energy Transfer LP 6.500% N/A (8) BB 1,225,000
Total Oil, Gas & Consumable Fuels 3,239,908
Trading Companies & Distributors - 0.1%
825 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 805,963
Total Trading Companies & Distributors 805,963
Total $1,000 Par (or similar) Institutional Preferred
(cost $59,312,422) 52,577,483

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1),(9) Coupon Maturity Ratings (2) Value
X 18,116,245 CONTINGENT CAPITAL SECURITIES - 2.7%
X 18,116,245
Banks - 2.5%
$ 1,650 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (8) Ba2 $ 1,527,353
1,480 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (8) Ba2 1,380,864
1,460 Banco Santander SA 4.750% N/A (8) Ba1 1,129,675
1,375 Bancolombia SA 4.625% 12/18/29 Ba3 1,144,687
1,250 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (8) Ba1 1,171,323
1,000 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 847,464
1,840 Barclays PLC 8.000% N/A (8) BBB- 1,596,200
1,500 BNP Paribas SA, 144A 9.250% N/A (8) BBB 1,556,250
1,500 Lloyds Banking Group PLC 7.500% N/A (8) Baa3 1,443,375
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (8) BB+ 1,722,155
1,700 Mizrahi Tefahot Bank Ltd, 144A , Reg S 3.077% 4/07/31 BBB 1,476,450
2,000 NatWest Group PLC 8.000% N/A (8) BBB- 1,967,500
Total Banks 16,963,296
Capital Markets - 0.2%
1,505 Deutsche Bank AG 6.000% N/A (8) Ba2 1,152,949
Total Capital Markets 1,152,949
Total Contingent Capital Securities
(cost $21,081,036) 18,116,245
Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (2) Value
X 17,866,685 VARIABLE RATE SENIOR LOAN INTERESTS - 2.7% (10)
X 17,866,685
Beverages - 0.0%
$ 394 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC $ 195,030
Total Beverages 195,030
Building Products - 0.1%
421 Cornerstone Building
Brands, Inc., Term Loan B
8.409% TSFR1M 3.250% 4/12/28 B 384,457
Total Building Products 384,457
Chemicals - 0.2%
225 Ineos US Finance LLC, Term
Loan B
8.753% SOFR90A 3.500% 2/09/30 BB 223,407
973 Messer Industries GmbH,
Term Loan
7.660% SOFR90A 2.500% 3/01/26 BB- 971,240
69 W.R. Grace & Co.-Conn.,
Term Loan B
8.938% 3-Month LIBOR 3.750% 9/22/28 BB+ 68,498
Total Chemicals 1,263,145
Commercial Services & Supplies - 0.0%
244 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/30/25 BB- 244,312
Total Commercial Services & Supplies 244,312
Containers & Packaging - 0.1%
490 Plaze, Inc., Term Loan B 8.768% SOFR30A 3.500% 8/03/26 B 448,847
203 Reynolds Group Holdings
Inc. , Term Loan B2
8.518% SOFR30A 3.250% 2/05/26 B+ 202,034
Total Containers & Packaging 650,881

Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (2) Value
Diversified Telecommunication Services - 0.0%
$ 171 Cablevision Lightpath LLC,
Term Loan B
8.357% 1-Month LIBOR 3.250% 12/01/27 B1 $ 164,781
156 Zayo Group Holdings, Inc.,
Term Loan
8.154% 1-Month LIBOR 3.000% 3/09/27 B- 120,368
Total Diversified Telecommunication Services 285,149
Electronic Equipment, Instruments & Components - 0.1%
393 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 379,147
Total Electronic Equipment, Instruments & Components 379,147
Health Care Equipment & Supplies - 0.5%
1,985 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 1,923,277
465 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 453,911
593 Medline Borrower, LP, Term
Loan B
8.404% 1-Month LIBOR 3.250% 10/21/28 BB- 575,186
Total Health Care Equipment & Supplies 2,952,374
Health Care Providers & Services - 0.4%
990 Parexel International
Corporation, Term Loan, First
Lien
8.404% 1-Month LIBOR 3.250% 11/15/28 B1 959,008
1,483 Select Medical Corporation,
Term Loan B
7.654% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,478,053
Total Health Care Providers & Services 2,437,061
Hotels, Restaurants & Leisure - 0.1%
490 IRB Holding Corp, Term
Loan B
8.253% TSFR1M 3.000% 12/15/27 B+ 476,356
Total Hotels, Restaurants & Leisure 476,356
Household Durables - 0.1%
441 Weber-Stephen Products
LLC, Term Loan B
8.350% SOFR30A 3.250% 10/30/27 CCC+ 386,857
Total Household Durables 386,857
Media - 0.1%
908 DirecTV Financing, LLC, Term
Loan
10.154% 1-Month LIBOR 5.000% 8/02/27 BBB- 864,400
Total Media 864,400
Passenger Airlines - 0.3%
297 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 308,516
158 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 163,319
1,470 United Airlines, Inc., Term
Loan B
8.888% 1-Month LIBOR 3.750% 4/21/28 Ba1 1,464,892
Total Passenger Airlines 1,936,727
Pharmaceuticals - 0.3%
973 Jazz Financing Lux S.a.r.l.,
Term Loan
8.654% 1-Month LIBOR 3.500% 5/05/28 BB+ 972,085
1,273 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 1,270,592
Total Pharmaceuticals 2,242,677

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (2) Value
Semiconductors & Semiconductor Equipment - 0.1%
$ 736 Ultra Clean Holdings, Inc,
Term Loan B
8.904% 1-Month LIBOR 3.750% 8/27/25 B1 $ 736,999
Total Semiconductors & Semiconductor Equipment 736,999
Software - 0.1%
266 Camelot U.S. Acquisition
LLC, Term Loan B
8.154% 1-Month LIBOR 3.000% 10/31/26 B+ 262,571
490 IGT Holding IV AB, Term
Loan B2
8.462% SOFR90A 3.400% 3/29/28 B 485,509
122 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 117,575
Total Software 865,655
Specialty Retail - 0.2%
522 Les Schwab Tire Centers,
Term Loan B
8.284% 1-Month LIBOR 3.250% 11/02/27 B 513,131
83 LS Group OpCo Acquisition
LLC, Term Loan, Term Loan ,
(WI/DD)
TBD TBD TBD TBD N/R 81,617
982 PetSmart, Inc., Term Loan B 9.003% SOFR30A 3.750% 2/12/28 BB 970,710
Total Specialty Retail 1,565,458
Total Variable Rate Senior Loan Interests
(cost $18,328,558) 17,866,685
Shares   Description (1) Coupon Ratings (2) Value
X 2,213,562 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.3%
X 2,213,562
Capital Markets - 0.1%
28,850 Morgan Stanley 6.500% BBB $ 753,562
Total Capital Markets 753,562

Investments in Derivatives
Shares   Description (1) Coupon Ratings (2) Value
Financial Services - 0.2%
14,600 AgriBank FCB 6.875% BBB+ $ 1,460,000
Total Financial Services 1,460,000
Total $25 Par (or similar) Retail Preferred
(cost $2,181,250) 2,213,562
Total Long-Term Investments
(cost $705,440,086) 636,058,202
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.2%
X 7,764,596 MONEY MARKET FUNDS - 1.2%
X 7,764,596
7,764,596 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
5.110%(13) $ 7,764,596
Total Money Market Funds
(cost $7,764,596) $ 7,764,596
Total Investments Purchased with Collateral from Securities Lending
(cost $7,764,596) 7,764,596
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.0%
19,613,145 REPURCHASE AGREEMENTS - 3.0%
X 19,613,145
$ 1,581 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$1,581,212 collateralized by $1,851,900, U.S. Treasury
Notes, 1.000%, due 7/31/28, value $1,612,807
1.520% 6/01/23 $ 1,581,145
18,032 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$18,034,509 collateralized by $19,603,300, U.S.
Treasury Notes, 2.875%, due 5/15/32, value
$18,392,643
5.010% 6/01/23 18,032,000
Total Repurchase Agreements
(cost $19,613,145) 19,613,145
Total Short-Term Investments
(cost $19,613,145) 19,613,145
Total Investments
(cost $732,817,827 ) - 100.6% 663,435,943
Other Assets & Liabilities, Net -  (0.6)%(14) (3,784,026)
Net Assets - 100% $ 659,651,917
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Long Bond 350 9/23 $ 44,476,295 $ 44,920,313 $ 444,018
U.S. Treasury Ultra 10-Year Note 50 9/23 5,998,508 6,022,656 24,148
U.S. Treasury Ultra Bond 325 9/23 43,916,068 44,484,375 568,307
Total $94,390,871 $95,427,344 $1,036,473
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
3-Month SOFR (20) 12/23 $ (4,739,512) $ (4,741,500) $ (1,988)
3-Month SOFR (20) 3/24 (4,754,912) (4,757,750) (2,838)
3-Month SOFR (20) 6/24 (4,776,825) (4,781,000) (4,175)
3-Month SOFR (20) 9/24 (4,799,262) (4,804,750) (5,488)
3-Month SOFR (20) 12/24 (4,817,887) (4,824,250) (6,363)
3-Month SOFR (20) 3/25 (4,831,387) (4,837,750) (6,363)
3-Month SOFR (20) 6/25 (4,839,225) (4,845,250) (6,025)

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
3-Month SOFR (20) 9/25 $ (4,842,125) $ (4,848,000) $ (5,875)
U.S. Treasury 2-Year Note (50) 9/23 (10,309,279) (10,291,406) 17,873
U.S. Treasury 5-Year Note (50) 9/23 (5,454,200) (5,453,906) 294
Total $(54,164,614) $(54,185,562) $(20,948)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 308,877,990 $ – $ 308,877,990
Corporate Bonds – 181,283,206 – 181,283,206
Sovereign Debt – 55,123,031 – 55,123,031
$1,000 Par (or similar) Institutional
Preferred – 52,577,483 – 52,577,483
Contingent Capital Securities – 18,116,245 – 18,116,245
Variable Rate Senior Loan Interests – 17,866,685 – 17,866,685
$25 Par (or similar) Retail Preferred 753,562 1,460,000 – 2,213,562
Investments Purchased with Collateral from
Securities Lending 7,764,596 – – 7,764,596
Short-Term Investments:
Repurchase Agreements – 19,613,145 – 19,613,145
Investments in Derivatives:
Futures Contracts* 1,015,525 – – 1,015,525
Total
$ 9,533,683 $ 654,917,785 $ – $ 664,451,468
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Principal Amount (000) rounds to less than $1,000.
(5) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,431,992.

(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Perpetual security. Maturity date is not applicable.
(9) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(10) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(11) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DOP Dominican Peso
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.